RELATED PARTY TRANSACTIONS - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Apr. 03, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Key management personnel compensation, amount paid		$ 56	$ 51
Amount recognized in net income and paid during the year		$ 10	$ 8
Rogers Communications Canada Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Rogers Media Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Shaw Communications Inc.
Disclosure of transactions between related parties [line items]
Liability assumed through business combination related to a special arrangement	$ 102
Key management personnel compensation, monthly amount	1
Key management personnel compensation, amount paid		$ 12	$ 8
Key management personnel compensation, remaining liability		91
Controlling Shareholder
Disclosure of transactions between related parties [line items]
Related party transaction (less than)		1	1
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	$ 20
Period following closing	2 years
Total for all associates
Disclosure of transactions between related parties [line items]
Cash repayments of advances and loans from related parties		$ 1	$ 1